Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	Biological assets are reclassified to work in progress inventory at the time of slaughter based on their carrying amounts, which is historical cost as described in accounting policies in Note 6 - Biological assets.
	December 31, 2025	December 31, 2024
Finished products	3,859,259	3,018,302
Work in process	546,473	492,015
Raw materials	1,015,266	847,909
Supplies	686,167	657,763
	6,107,165	5,015,989